30. EMPLOYEE BENEFITS (Details 16)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
General mortality table	Millennium Plan: AT-2012 segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender	Millennium Plan: AT-2000 smoothed down by 10% segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender
Inflation rate	3.32%	3.61%
Post-employment Healthcare Benefits [member]
Disclosure of defined benefit plans [line items]
General mortality table	AT 2000 segregated by gender	AT 2000 segregated by gender
Actuarial nominal discount rate	6.53%	6.78%
Inflation rate	3.32%	3.61%
Real increase in medical costs based on age (Aging Factor)	0,5% - 3,00% real per year	0,5% - 3,00% real per year
Nominal increase medical costs growth rate	4.10%	6.98%